Foreign Operations (Tables)	12 Months Ended
Jun. 30, 2024
Foreign Operations [Abstract]
Schedule of Financial Data by Geographic Area	The financial data by geographic area are as follows:
	Canada	United Kingdom	Total
For the Years Ended June 30, 2024:
Revenue by geographic area	$—	$336,562	$336,562
Operating loss by geographic area	$(1,263,106)	$(75,937)	$(1,339,043)
Net loss by geographic area	$(1,272,420)	$(75,937)	$(1,348,357)
As of June 30, 2024:
Total identifiable assets by geographic area	$1,473,723	$220,863	$1,694,586
Long lived assets by geographic area	$—	$2,643	$2,643